Debt, Finance Lease Obligations and Other Notes Payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2010 MXN ($)
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 123,124,638
Principal amount of current portion of long-term debt	989,156
Principal amount of long-term debt, net of current portion	122,135,482
Finance Costs	(1,152,661)
Finance Cost on current portion of long-term debt	(794)
Finance Cost on long-term debt, net of current portion	(1,151,867)
Total debt, excluding interest payable	121,971,977
Less: Current portion of long-term debt, excluding interest payable	988,362
Long-term debt, net of current portion, excluding interest payable	120,983,615
Interest Payable	1,120,009		$ 1,796,847
Interest Payable on current portion of long-term debt	1,120,009
Total debt	123,091,986		124,096,998
Less: Current portion of long-term debt	2,108,371		2,103,870
Long-term debt, net of current portion	120,983,615		121,993,128
Finance lease obligations:
Principal	5,317,944
Principal amount of finance lease obligations current portion	651,832
Principal amount of finance lease obligations, net of current portion	4,666,112
Total finance lease obligations, excluding interest payable	5,317,944
Less: Current portion, excluding interest payable	651,832
Finance lease obligations, net of current portion, excluding interest payable	4,666,112
Total finance lease obligations	5,317,944		5,622,774
Less: Current portion	651,832		580,884
Finance lease obligations, net of current portion	4,666,112		5,041,890
Other notes payable:
Principal	2,576,874
Principal amount of current portion of other notes payable	1,288,437
Principal amount of other notes payable, net of current portion	1,288,437
Total other notes payable, excluding interest payable	2,576,874
Less: Current portion, excluding interest payable	1,288,437
Other notes payable, net of current portion, excluding interest payable	1,288,437
Less: Current portion	1,288,437		1,178,435
Other notes payable, net of current portion	$ 1,288,437		2,505,625
Effective interest rate on other notes payable	3.00%
Satellite Transponders
Debt, finance lease obligations and other notes payable outstanding
Total debt, excluding interest payable	$ 4,569,773
Finance lease obligations:
Principal	4,569,773
Total finance lease obligations	$ 4,569,773		4,938,049
Effective interest rate on finance leases	7.30%
Other
Finance lease obligations:
Principal	$ 748,171
Total finance lease obligations, excluding interest payable	748,171
Total finance lease obligations	$ 748,171		684,725
Effective interest rate on finance leases	6.29%
6% Senior Notes due 2018
Debt, finance lease obligations and other notes payable outstanding
Principal		$ 500
7.38% Notes due 2020
Debt, finance lease obligations and other notes payable outstanding
Principal							$ 10,000,000
TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Principal						$ 6,000,000
TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Principal					$ 5,000,000
8.79% Notes due 2027
Debt, finance lease obligations and other notes payable outstanding
Principal				$ 4,500,000
TIIE | TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
TIIE | TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
U.S. dollar
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 72,790,100
Finance Costs	(1,006,071)
Total debt, excluding interest payable	71,784,029
Interest Payable	806,211
Total debt	$ 72,590,240		73,275,165
U.S. dollar | 6.625% Senior Notes due 2025
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Principal	$ 11,803,800
Finance Costs	(239,434)
Total debt, excluding interest payable	11,564,366
Interest Payable	221,567
Total debt	$ 11,785,933		11,767,246
Effective Interest Rate	7.10%
U.S. dollar | 4.625% Senior Notes due 2026
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	4.625%
Principal	$ 5,901,900
Finance Costs	(34,359)
Total debt, excluding interest payable	5,867,541
Total debt	$ 5,867,541		5,986,123
Effective Interest Rate	5.03%
U.S. dollar | 8.50% Senior Notes due 2032
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	8.50%
Principal	$ 5,901,900
Finance Costs	(23,402)
Total debt, excluding interest payable	5,878,498
Interest Payable	153,286
Total debt	$ 6,031,784		6,039,897
Effective Interest Rate	9.01%
U.S. dollar | 6.625% Senior Notes due 2040
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.625%
Principal	$ 11,803,800
Finance Costs	(133,223)
Total debt, excluding interest payable	11,670,577
Interest Payable	34,756
Total debt	$ 11,705,333		12,044,646
Effective Interest Rate	7.05%
U.S. dollar | 5% Senior Notes due 2045
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	5.00%
Principal	$ 19,673,000
Finance Costs	(446,794)
Total debt, excluding interest payable	19,226,206
Interest Payable	142,083
Total debt	$ 19,368,289		19,383,708
Effective Interest Rate	5.39%
U.S. dollar | 6.125% Senior Notes due 2046
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	6.125%
Principal	$ 17,705,700
Finance Costs	(128,859)
Total debt, excluding interest payable	17,576,841
Interest Payable	254,519
Total debt	$ 17,831,360		18,053,545
Effective Interest Rate	6.49%
Mexican peso
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 50,334,538
Finance Costs	(146,590)
Total debt, excluding interest payable	50,187,948
Interest Payable	313,798
Total debt	$ 50,501,746		50,821,833
Mexican peso | 7.38% Notes due 2020
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	7.38%
Principal	$ 10,000,000
Finance Costs	(12,931)
Total debt, excluding interest payable	9,987,069
Interest Payable	118,900
Total debt	$ 10,105,969		10,107,116
Effective Interest Rate	7.43%
Mexican peso | TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 6,000,000
Finance Costs	(4,827)
Total debt, excluding interest payable	5,995,173
Total debt	$ 5,995,173		6,015,006
Effective Interest Rate	8.72%
Mexican peso | TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 5,000,000
Finance Costs	(5,889)
Total debt, excluding interest payable	4,994,111
Total debt	$ 4,994,111		5,006,345
Effective Interest Rate	8.73%
Mexican peso | 8.79% Notes due 2027
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	8.79%
Principal	$ 4,500,000
Finance Costs	(20,840)
Total debt, excluding interest payable	4,479,160
Interest Payable	92,295
Total debt	$ 4,571,455		4,567,997
Effective Interest Rate	8.84%
Mexican peso | 8.49% Senior Notes due 2037
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	8.49%
Principal	$ 4,500,000
Finance Costs	(13,353)
Total debt, excluding interest payable	4,486,647
Interest Payable	31,838
Total debt	$ 4,518,485		4,517,759
Effective Interest Rate	8.94%
Mexican peso | 7.25% Senior Notes due 2043
Debt, finance lease obligations and other notes payable outstanding
Borrowing interest rate (as a percent)	7.25%
Principal	$ 6,500,000
Finance Costs	(57,828)
Total debt, excluding interest payable	6,442,172
Interest Payable	39,271
Total debt	$ 6,481,443		6,480,383
Effective Interest Rate	7.92%
Mexican peso | Bank loans
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 6,000,000
Finance Costs	(28,503)
Total debt, excluding interest payable	5,971,497
Total debt	$ 5,971,497		5,970,450
Effective Interest Rate	9.77%
Mexican peso | Bank loans (Sky)
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 5,500,000
Total debt, excluding interest payable	5,500,000
Interest Payable	24,133
Total debt	$ 5,524,133		5,514,854
Effective Interest Rate	7.11%
Mexican peso | Bank loans (TVI)
Debt, finance lease obligations and other notes payable outstanding
Principal	$ 2,334,538
Finance Costs	(2,419)
Total debt, excluding interest payable	2,332,119
Interest Payable	7,361
Total debt	$ 2,339,480		$ 2,641,923
Effective Interest Rate	9.44%
Mexican peso | TIIE | TIIE + 0.35% Notes due 2021
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%
Mexican peso | TIIE | TIIE + 0.35% Notes due 2022
Debt, finance lease obligations and other notes payable outstanding
Variable interest rate spread (as a percent)	0.35%